UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               --------------

Check here if Amendment |_|; Amendment Number:
                                                -----
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Expo Capital Management, LLC
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Address:    11111 Santa Monica Blvd
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            Suite 770
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            Los Angeles, CA 90025
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Form 13F File Number: 28-12799

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jim McCoy
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Title:    COO & Partner
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Phone:    (310) 201-7909
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Signature, Place, and Date of Signing:

/s/ Jim McCoy               Los Angeles, California               05/14/09
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
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Form 13F Information Table Entry Total:                   17
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Form 13F Information Table Value Total:              $87,327
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

EXPO CAPITAL MANAGEMENT, LLC                        FORM 13F INFORMATION TABLE                                        MARCH 31, 2009

                                                            VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALCON INC                       COMM            H01301102   $5,455     60,000   SH         sole                   60,000
ALLERGAN INC                    COMM            018490102   $5,731    120,000   SH         sole                  120,000
EDWARDS LIFESCIENCES CORP       COMM            28176E108   $4,244     70,000   SH         sole                   70,000
LABORATORY CORP AMER HLDGS      COMM            50540R409   $5,557     95,000   SH         sole                   95,000
MILLIPORE CORP                  COMM            601073109   $5,741    100,000   SH         sole                  100,000
MYLAN LABS INC                  COMM            628530107   $4,694    350,000   SH         sole                  350,000
OMNICARE INC                    COMM            681904108   $5,633    230,000   SH         sole                  230,000
RESMED INC                      COMM            761152107   $5,301    150,000   SH         sole                  150,000
ST JUDE MEDICAL INC             COMM            790849103   $5,086    140,000   SH         sole                  140,000
ALEXION PHARMACEUTICALS INC     Nasdaq OTC      015351109   $5,084    135,000   SH         sole                  135,000
AMGEN INC                       Nasdaq OTC      031162100   $4,952    100,000   SH         sole                  100,000
BIOGEN IDEC INC                 Nasdaq OTC      09062X103   $5,242    100,000   SH         sole                  100,000
CELGENE CORP                    Nasdaq OTC      151020104   $3,774     85,000   SH         sole                   85,000
EXPRESS SCRIPTS INC-CL A        Nasdaq OTC      302182100   $5,771    125,000   SH         sole                  125,000
OSI PHARMACEUTICALS INC         Nasdaq OTC      671040103   $5,548    145,000   SH         sole                  145,000
PERRIGO CO                      Nasdaq OTC      714290103   $5,214    210,000   SH         sole                  210,000
WRIGHT MEDICAL GROUP INC        Nasdaq OTC      98235T107   $4,300    330,000   SH         sole                  330,000